Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Schedule of the Company's sales to major customers including sales in discontinued operations (purchases in excess of 10% of total sales)

	2010	2011	2012
Company A	23%	28%	23%
Company B	13	17	13
Company C	11	12	10
All others	53	43	54

	100%	100%	100%